Goodwill and Other Intangibles, Net - Additional Information (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 03, 2020	Jan. 02, 2021	Dec. 28, 2019	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Finite and Indefinite Lived Intangible Assets [Line Items]
Amortization expense		$ 500,000	$ 600,000	$ 600,000
Impairment of goodwill or other intangible assets	$ 0	0
Intangible assets gross amount capitalized on consolidated balance sheets	54,123,000		54,123,000	54,123,000	$ 51,623,000
Intangible assets net carrying value	27,602,000	27,064,000	29,577,000	27,602,000	27,656,000
Other Intangible Assets
Finite and Indefinite Lived Intangible Assets [Line Items]
Amortization expense				2,600,000	2,500,000	$ 3,800,000
Intangible assets gross amount capitalized on consolidated balance sheets	1,000,000			1,000,000
Intangible assets net carrying value	42,000	33,000		42,000
Mailing Lists
Finite and Indefinite Lived Intangible Assets [Line Items]
Intangible assets gross amount capitalized on consolidated balance sheets	1,600,000	1,600,000	1,600,000	1,600,000	$ 1,600,000
Intangible assets net carrying value	$ 300,000	$ 300,000	$ 300,000	$ 300,000